Accrued warranty cost (Tables)	12 Months Ended
Dec. 31, 2012
Accrued warranty cost
Summary of movement of Group's accrued warranty costs for solar module
	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Beginning balance	5,931	31,277	78,751
Warranty provision	25,346	47,474	42,167
Warranty utilization	—	—	(6,692)
Ending balance	31,277	78,751	114,226